Income Taxes - Schedule of Provision for Income Taxes (Details) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current: Federal	$ 5,253	$ 4,994
Current: State	862	966
Current income tax expense benefit	6,115	5,960
Deferred: Federal	(859)	(1,172)
Deferred: State	(171)	(277)
Deferred income tax expense benefit	(1,030)	(1,449)
Income tax expense (benefit)	$ 5,085	$ 4,511